DESCRIPTION OF THE PLAN AND INVESTMENT PROGRAM (Details) - EBP 039	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Description of Plan [Line Items]
Participant contribution, pretax, minimum percentage	1.00%
Participant contribution, pretax, maximum, percentage	50.00%
Participant contribution, after tax, minimum percentage	1.00%
Participant contribution, after tax, maximum, percentage	10.00%
Participant contribution, pretax and after tax, maximum percentage	50.00%
Note receivable from participant, maximum borrowing percentage	50.00%
Note receivable from participant, maximum borrowing amount	$ 50,000
Note receivable from participant, minimum borrowing amount	$ 1,000